Schedule of Merger to the Consolidated Statements of Cash Flows and the Consolidated Statement of Changes in Stockholder’s Equity (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Business Acquisition [Line Items]
Common stock issued in exchange for FWAC Class A and B	$ 53,723
Merger With FWAC [Member]
Business Acquisition [Line Items]
Less: Fair value of Earn-Out Shares issued	(5,844)
Less: Equity-allocated offering costs	(11,685)
Impact to Addition-Paid in Capital	53,723
Net cash proceeds	38,866
Merger With FWAC [Member] | Earnout Shares [Member]
Business Acquisition [Line Items]
Earn-Out liability recognized	5,844
Less: Series 2 Preferred Stock dividend paid-in-kind recognized	(5,844)
Merger With FWAC [Member] | Series 2 Preferred Stock [Member]
Business Acquisition [Line Items]
Common stock issued in exchange for FWAC Class A and B	66,700
Less: Non-cash Preferred Series 2 issuance expense	(16,101)
Earn-Out liability recognized	4,600
Less: Series 2 Preferred Stock dividend paid-in-kind recognized	(4,600)
Merger With FWAC [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Common stock issued in exchange for FWAC Class A and B	$ 4,552